Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Prepaid expenses		$ 13	$ 13
Deposits in guarantee to free zone		359	176
Other	[1]	817	2,684
Total		$ 1,189	$ 2,873

[1]	As of December 31, 2021, includes an amount of $1,330, respectively, related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).